Expense Example, No Redemption (Vanguard Market Neutral Fund, USD $)	12 Months Ended
Dec. 31, 2012
Vanguard Market Neutral Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 193
3 YEAR	597
5 YEAR	1,026
10 YEAR	2,222
Vanguard Market Neutral Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	183
3 YEAR	566
5 YEAR	975
10 YEAR	$ 2,116